FILED PURSUANT TO RULE 497(e)
REGISTRATION FILE NO. 33-40682

                                                             January 31, 1997


                             THE LAZARD FUNDS, INC.
                            INSTITUTIONAL SHARES ONLY
                 SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 1, 1996

THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE PROSPECTUS.

         The minimum initial investment is $1,000,000 for Institutional Shares of each Portfolio.